Schedule I - Condensed Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Jul. 28, 2012		Jan. 28, 2012		Jul. 30, 2011		Jan. 29, 2011		Jan. 30, 2010	Jan. 29, 2009
Current Assets:
Cash and cash equivalents	$ 531		$ 701		$ 356		$ 1,013		$ 1,126	$ 783
Accounts and other receivables	317		254		339		255
Current deferred tax assets	127		128		112		107
Prepaid expenses and other current assets	124		122		155		145
Total current assets	3,414		3,437		3,404		3,624
Property and equipment, net	3,951		4,052		4,081		4,061
Deferred tax assets	264		279		214		215
Other assets	558		596		541		532
Total Assets	8,654		8,842	[1]	8,642		8,832	[1]
Current Liabilities:
Accrued expenses and other current liabilities	754		916		712		903
Income taxes payable	35		51		42		57
Current portion of long-term debt	985	[2]	315	[2],[3]	171	[2]	570	[3]
Total current liabilities	3,041		2,729		2,261		3,090
Long-term debt	4,479	[4]	4,846	[4]	5,363	[4]	4,718	[4]
Other non-current liabilities	247		243		251		252
Stockholders' equity	343		503		321		343
Total Liabilities, Temporary Equity and Stockholders' Equity	8,654		8,842		8,642		8,832
Parent company
Current Assets:
Cash and cash equivalents	190		53				226		196	212
Accounts and other receivables			1				0
Current deferred tax assets			8				0
Prepaid expenses and other current assets			6				5
Total current assets			68				231
Property and equipment, net			7				12
Investments in and advances to/from subsidiaries			1,291				1,519
Deferred tax assets			41				53
Other assets			72				48
Total Assets			1,479				1,863
Current Liabilities:
Accrued expenses and other current liabilities			76				99
Income taxes payable			10				27
Current portion of long-term debt			0	[5]			503	[5]
Total current liabilities			86				629
Long-term debt			824				823
Liabilities for uncertain tax positions			6				3
Other non-current liabilities			60				65
Stockholders' equity			503				343
Total Liabilities, Temporary Equity and Stockholders' Equity			$ 1,479				$ 1,863

[1]	We have adjusted our prior year presentation based on a revised allocation of certain assets to Corporate and other which resulted in an increase in Corporate and other of $212 million, a decrease in Domestic of $168 million and a decrease in International of $44 million for fiscal 2010.
[2]	Current portion of Long-term debt as of July 28, 2012 is primarily comprised of $546 million of U.K. real estate senior credit facility due April 7, 2013; $156 million of our Spanish real estate credit facility due February 1, 2013; $95 million of our U.K. real estate junior credit facility due April 7, 2013; and $75 million of our French real estate credit facility due February 1, 2013.
[3]	Current portion of Long-term debt as of January 28, 2012 is primarily comprised of $168 million of our Spanish real estate credit facility and $81 million of our French real estate credit facility due 2012. Current portion of Long-term debt as of January 29, 2011 was primarily comprised of $503 million of the 2011 notes, which were redeemed on June 24, 2011.
[4]	We maintain derivative instruments on certain of our long-term debt, which impact our effective interest rates. Refer to Note 3 entitled "DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES" for further details.
[5]	Current portion of Long-term debt as of January 29, 2011 was comprised of $503 million of the 7.625% notes, which were redeemed on June 24, 2011.